Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stem Pearls Skincare Products [Member]
Revenues		$ 155		$ 280
Deferred revenue recognized					$ 355	$ 425
Sublicense Agreement [Member]
Deferred revenue recognized	$ 20,000	$ 16,000	$ 27,000	$ 25,000	$ 36,000	$ 19,000